Schedule of Stock Option Activity (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Multiemployer Plan [Line Items]
Number of shares, Beginning Balance		288,912	178,356		48,066
Weighted average exercise price, Beginning Balance		$ 1.14	$ 49.60		$ 9.40
Number of shares, granted		169,309			133,700
Exercised					2,592
Weighted average exercise price, exercised					$ 20.40
Number of shares, forfeited		(7,111)			(818)
Weighted average exercise price, expired		$ 5.70
Weighted average exercise price, forfeited		$ 5.70			$ 9.40
Number of shares, Ending Balance		450,221	288,912		178,356
Weighted average remaining contractual term, outstanding		9 years 1 month 6 days			9 years 4 months 24 days
Aggregate intrinsic value, ending		$ 7,450	$ 7,750		$ 830,250
Number of shares, Exercisable		174,650			65,829
Aggregate intrinsic value, outstanding, beginning balance		$ 7,750	$ 830,250
Weighted average exercise price, granted		$ 5.23			$ 62.10
Number of shares, exercised					(2,592)
Number of shares, expired		(889)
Weighted average exercise price, Ending Balance		$ 4.97	$ 1.14		$ 49.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 7,450	$ 7,750		$ 830,250
Weighted average exercise price, exercisable		$ 7.17			$ 37.80
Weighted average remaining contractual term, exercisable		8 years 7 months 6 days			9 years 3 months 18 days
Aggregate intrinsic value exercisable		$ 7,450			$ 571,099
MTS Merger [Member]
Multiemployer Plan [Line Items]
Number of shares, Beginning Balance		288,912	178,356	[1]
Weighted average exercise price, Beginning Balance	[1]		$ 49.60
Weighted average grant date fair value, beginning				[1]
Aggregate intrinsic value, beginning	[1]		$ 830,250
Number of shares, granted			249,650
Weighted average exercise price, granted			$ 10.00
Weighted average grant date fair value, granted			$ 0.52
Exercised
Weighted average exercise price, exercised
Number of shares, forfeited			(100,780)
Weighted average exercise price, expired			$ 54.60
Weighted average grant date fair value, forfeited			$ 2.56
Expired			(38,314)
Weighted average exercise price, forfeited			$ 63.70
Number of shares, Ending Balance			288,912		178,356	[1]
Weighted average exercise price, ending			$ 11.40
Weighted average grant date fair value, ending						[1]
Weighted average remaining contractual term, outstanding			9 years 3 months 18 days
Aggregate intrinsic value, ending			$ 7,750
Number of shares, Exercisable			86,672
Weighted average exercise price, exercisable			$ 14.60
Weighted average grant date fair value, exercisable
Weighted average remaining contractual term, exercisable			8 years 8 months 12 days
Aggregate intrinsic value, exercisable			$ 7,750
Aggregate intrinsic value, outstanding, beginning balance		$ 7,750
Number of shares, exercised
Weighted average exercise price, Ending Balance	[1]				$ 49.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value			$ 7,750

[1]	Equity structure was adjusted for all periods presented using the exchange ratio, 13.352, established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of SharpLink, Inc. (the accounting acquiree) issued in the reverse acquisition. See Note 3 in the consolidated financial statements accompanying this Annual Report on Form 10-K for a discussion of the MTS Merger.